Annual Total Returns[BarChart] - Thrivent Moderately Conservative Allocation Portfolio - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.20%	9.59%	9.02%	5.32%	(0.46%)	7.24%	9.52%	(3.30%)	15.18%	10.34%